Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Expense By Nature [Abstract]
Schedule of Cost of Sales
a)	Cost of sales

Years ended December 31,
	2018	2017
Costs of contract mining	$57,854	$41,397
Crushing and gold recovery costs	48,981	32,081
Mine site administration costs	7,342	5,534
Transport and refining	269	253
Royalties	2,792	527
Change in inventories	(14,975)	(9,974)
Production costs	102,263	69,818
Depreciation and depletion	8,600	4,641
Cost of sales (including depreciation and depletion)	$110,863	$74,459

Summary of Corporate and Administrative Expenses
b)	Corporate and administrative expenses

Years ended December 31,
	Note	2018	2017
Salaries (1)		$3,770	$3,632
Consulting and professional fees (2)		5,811	1,956
Share-based payments	18b), 18c)	894	1,287
Rent and office costs		577	359
Administrative and other		1,282	1,403
Corporate and administrative expenses		$12,334	$8,637

(1)	During the year ended December 31, 2018, salaries included termination benefits of $728 (year ended December 31, 2017 - $708).
(2)	During the year ended December 31, 2018, consulting and professional fees included transaction costs related to the acquisition of Rye Patch of $2,828 (year ended December 31, 2017 - $nil) (note 5).

Summary of Finance Income, Net
c)	Finance income, net

Years ended December 31,
	Note	2018	2017
Gain on revaluation of warrant liabilities	15	$(2,222)	$(1,338)
Accretion of provision for site reclamation and closure and other provisions	17	907	250
Interest on credit facility	13	822	-
Interest on equipment loan payables and equipment financing	14	90	6
Interest on other financial liability	16	49	-
Other financial liability settlement gain	16	(1,932)	-
Offering expense		-	57
Finance income, net		$(2,286)	$(1,025)